Trading Properties (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Non-current	$ 181,866	$ 177,254
Current	6,768	1,586
Net book amount	$ 188,634	178,840	$ 306,295
Air space Coto [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of acquisition	1997-09
Net book amount	$ 34,386	52,926
Plot of land Córdoba [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of acquisition	2015-05
Net book amount	$ 58,749	43,883
Residencial project Neuquén [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of acquisition	2006-05
Net book amount	$ 79,655	79,655
Total undeveloped sites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book amount	$ 172,790	176,464
Condominios II [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of acquisition	2013-11
Net book amount	$ 2,308	2,376
Beruti parking [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of acquisition	2020-02
Net book amount	$ 13,536
Total completed properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book amount	15,844	2,376
Total trading properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book amount	$ 188,634	$ 178,840